Parent Company Information	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Parent Company Information
Note 20: Parent Company Information

Cushman & Wakefield plc
Parent Company Information
Condensed Balance Sheets

	As of December 31,
(in millions, except per share data)	2018	2017
Assets
Cash	$10.5	$—
Accounts receivables	34.9	—
Investments in subsidiaries	1,348.9	606.1
Total assets	$1,394.3	$606.1

Liabilities and Equity

Liabilities
Trade and other payables	$34.2	$1.1
Other liabilities	—	105.6
Total liabilities	34.2	106.7

Equity
Ordinary shares, nominal value $0.10 per share, 216.6 shares issued and outstanding at December 31, 2018 and ordinary shares nominal value $10.00 per share, 145.1 shares issued and outstanding at December 31, 2017	21.7	1,451.3
Additional paid-in-capital	2,791.2	283.8
Accumulated deficit	(1,298.4)	(1,148.5)
Accumulated other comprehensive loss	(154.4)	(87.2)
Total equity	1,360.1	499.4

Total liabilities and equity	$1,394.3	$606.1

Parent Company Information
Condensed Statements of Operations and Comprehensive Income (Loss)

	Year Ended December 31,
(in millions)	2018	2017	2016
Interest and other income	$2.6	$—	$—
Interest and other expense	(17.9)	(5.8)	(5.5)
Loss in earnings of subsidiaries	(170.5)	(215.5)	(428.7)
Loss before taxes	(185.8)	(221.3)	(434.2)
Tax	—	—	—
Net loss attributable to the Parent Company	(185.8)	(221.3)	(434.2)
Other comprehensive income (loss), net of tax:	—	—	—
Other comprehensive income (loss) of subsidiaries	(67.2)	61.3	(76.0)
Comprehensive loss attributable to the Parent Company	$(253.0)	$(160.0)	$(510.2)

Cushman & Wakefield plc
Parent Company Information
Condensed Statements of Cash Flows

	Year Ended December 31,
(in millions)	2018	2017	2016
Cash flows from operating activities:
Net loss	$(185.8)	$(221.3)	$(434.2)
Reconciliation of net loss to net cash (used in) provided by operating activities:
Loss in earnings of subsidiaries	170.5	215.5	428.7
Unrealized foreign exchange gain	—	—	(0.2)
Increase in trade and other receivables	(128.7)	—	—
Increase in trade and other payables	20.0	0.5	0.7
Increase in other liabilities	6.2	5.8	5.7
Net cash provided by (used in) operating activities	(117.8)	0.5	0.7
Cash flows from investing activities:
Investment in subsidiaries	(865.5)	(22.5)	(33.9)
Net cash used in investing activities	(865.5)	(22.5)	(33.9)
Cash flows from financing activities:
Proceeds from issuance of common stock	—	22.0	33.2
Proceeds from initial public offering, net of underwriting	831.4	—	—
Proceeds from private placement	179.5	—	—
Payments of initial public offering and private placement costs	(17.3)	—	—
Other financing activities	0.2	—	—
Net cash provided by financing activities	993.8	22.0	33.2
Change in cash and cash equivalents	10.5	—	—
Cash and cash equivalents, beginning of year	—	—	—
Cash and cash equivalents, end of year	$10.5	$—	$—
Supplemental disclosure of non-cash activities:
Accretion of deferred purchase obligation	19.7	20.8	21.8
Capital contributions to subsidiaries	—	6.2	22.6
Stock-based compensation	51.4	43.3	44.5
Acquisition and disposal of non-controlling interest	—	2.0	(11.4)

Background and basis of presentation
DTZ Jersey Holdings Limited (together with its subsidiaries, the “Company”) was formed on August 21, 2014, by investment funds affiliated with TPG Capital, L.P. (“TPG”), PAG Asia Capital Limited (“PAG”) and Ontario Teachers’ Pension Plan (“OTPP”) (collectively, the “Sponsors”). On November 5, 2014, DTZ Jersey Holdings Limited acquired 100% of the combined DTZ group for $1.1 billion from UGL Limited (the “DTZ Acquisition”). On September 1, 2015, the Company acquired 100% of C&W Group, Inc. (“Cushman & Wakefield” or “C&W” and also defined as the “C&W Group merger”) for $1.9 billion.
On July 6, 2018, the shareholders of DTZ Jersey Holdings Limited exchanged their shares in DTZ Jersey Holdings Limited for interests in newly issued shares of Cushman & Wakefield Limited, a private limited company incorporated in England and Wales (the “Share Exchange”). On July 12, 2018, Cushman & Wakefield Limited reduced the nominal value of each ordinary share issued to $0.01 (“Capital Reduction”). On July 19, 2018, Cushman & Wakefield Limited re-registered as a public limited company organized under the laws of England and Wales (the “Re-registration”) named Cushman & Wakefield plc (the “Parent Company”). Cushman & Wakefield plc is a holding company that conducts substantially all of its business operations through its subsidiaries.
The accompanying condensed financial statements include the accounts of the Parent Company and reflect the activity of DTZ Jersey Holdings Limited though the date of the Re-registration. The investments in subsidiaries and affiliates are reported on an equity method basis. Accordingly, these condensed financial statements have been presented on a “parent-only” basis. These parent-only financial statements should be read in conjunction with Cushman & Wakefield plc's audited Consolidated Financial Statements included elsewhere herein.
The condensed parent-only financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X, as the restricted net assets of the subsidiaries of the Company exceed 25% of the consolidated net assets of the Company. The total restricted net assets as of December 31, 2018 are $1.2 billion.
Dividends
The ability of the Parent Company’s operating subsidiaries to pay dividends may be restricted due to the terms of the subsidiaries’ financings agreements (see Note 9: Long-term Debt and Other Borrowings). During the fiscal years ended December 31, 2018, 2017 and 2016, the Parent Company’s consolidated subsidiaries did not pay any cash dividends to the Parent Company.